Estimated Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Estimated Fair Value Of Financial Instruments [Abstract]
Estimated Fair Value Of Financial Instruments

NOTE 21 - ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values of the Company's financial instruments were as follows:

	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets
Cash and due from banks	$6,803,057	$6,803,057	$7,043,911	$7,043,911
Federal funds sold	12,620,000	12,620,000	5,110,000	5,110,000
Investment securities	28,626,473	28,626,473	24,655,686	24,655,686
Loans, gross	93,381,365	94,402,712	119,914,200	120,947,231
Cash surrender value of life insurance policies	1,975,187	1,975,187	1,908,112	1,908,112
Financial Liabilities
Deposits	138,862,594	137,939,619	140,646,392	139,176,006
Fed Funds purchased and customer sweeps	67,550	67,550	895,937	895,937
Customer repurchase agreements	1,700,000	1,700,000	2,050,000	2,137,395
Borrowings from FHLB	2,441,505	2,615,148	6,592,338	6,731,378
Broker repurchase agreements	3,000,000	3,095,282	5,000,000	5,212,655

     The table below presents the balances of assets measured at fair value on a recurring or nonrecurring basis by level within the hierarchy of inputs that may be used to measure fair value. Assets valued at fair value on a recurring basis are those valued at fair value at each balance sheet date, whereas those valued on a nonrecurring basis are not re-measured as of each balance sheet date. There are no liabilities measured at fair value on a recurring basis.

	December 31, 2011
	Total	Level 1	Level 2	Level 3
Investment securities, recurring	$28,626,473	$18,972,486	$8,770,137	$883,850
Other real estate owned, nonrecurring	$16,545,488	$-	$-	$16,545,488
Impaired loans, nonrecurring	$5,211,888	$-	$-	$5,211,888
	December 31, 2010
	Total	Level 1	Level 2	Level 3
Investment securities, recurring	$24,655,686	$15,369,729	$8,222,607	$1,063,350
Other real estate owned, nonrecurring	$10,278,599	$-	$-	$10,278,599
Impaired loans, nonrecurring	$10,414,838	$-	$-	$10,414,838

The table below represents the activity in Level 3 assets that are measured at fair value on a recurring basis for the period January 1, to December 31,

Other Investments	2011	2010
Beginning balance	$1,063,350	$1,142,050
Total realized and unrealized gains or losses:
Included in earnings	-	-
Included in other comprehensive income	-	-
Purchases (Federal Reserve Bank stock)	17,900	-
Sales (redemptions by FHLB)	(197,400)	(78,700)
Principal reductions	-	-
Transfers in and/or out of Level 3	-	-
Ending balance	$883,850	$1,063,350